TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the statements of operations		$ 4,614	$ (1,329)	$ 1,625
Tax rate	[1]	26.50%	23.00%	23.00%
Theoretical tax		$ 1,223	$ (306)	$ 374
Increase (decrease) in taxes:
Non-deductible items		163	202	177
Losses and other items for which a valuation allowance was provided		172	286	230
Repatriation of undistributed earnings		(132)	(260)	0
Realization of carryforward tax losses for which valuation allowance was provided		0	0	(175)
Changes in valuation allowance		0	0	(1,362)
Tax rate differences in subsidiaries and benefit from reduced tax rates		(83)	(7)	110
Provision for uncertain tax positions		757	140	(993)
Taxes in respect of prior years		11	(80)	(562)
Investment tax credit		27	(68)	(204)
Other		(161)	53	1
Taxes on income (tax benefit) in the statements of operations		$ 1,977	$ (40)	$ (2,404)

[1]	Based on the Canadian statutory income tax rate of 26.5% for 2024 and the Israeli statutory income tax rate of 23% for 2023 and 2022.